EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	400,000	400,000
Numerator [Abstract]
Net Loss	$ (12,808)	$ (105,417)	$ (73,192)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	85,401,179	64,101,923	52,547,623
Dilutive - Weighted Average Common Shares Outstanding (in shares)	85,401,179	64,101,923	52,547,623
Loss per Common Share: [Abstract]
Basic (in dollars per share)	$ (0.15)	$ (1.64)	$ (1.39)
Diluted (in dollars per share)	$ (0.15)	$ (1.64)	$ (1.39)